Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-term Investments [Abstract]
Summary of Equity and Cost Method Investments

	As of December 31,
	2023	2024
	RMB	RMB
Equity method investments
Jingwei Chuangteng (Hangzhou) L.P. (i)	48,687	30,204
Hangzhou Aqua Ventures Investment Management L.P. (ii)	47,168	47,144
Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (iii)	34,082	31,386
Others (vi)	62,671	64,849
Equity securities without readily determinable fair values
58 Daojia Ltd. (iv)	300,000	300,000
Hangzhou Faceunity Technology Limited (iv)	70,000	70,000
Hunan Qindao Cultural Spread Ltd. (iv)	30,000	—
Sichuan INMO Technology Co., Ltd. (iv)	55,343	55,343
Others (vi)	34,625	36,496
Fair value option investment
AEZ Capital Feeder Fund (v)	104,335	190,111

	786,911	825,533